GLOBAL 3D DISPLAY MARKET 2016-2020

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September 26, 2016 **SKU:** IRTNTR10459

This market research report identifies players like LG Display, Panasonic, Samsung, Toshiba, and AU Optronics to be the key vendors in the global 3D display market. This research report also presents a detailed segmentation of the market by application (TVs, HMDs, smartphones, and others) and by geography (the Americas, APAC, and EMEA).

Overview of the global 3D display market

Technavio's market research analyst predicts the global 3D display market to grow steadily at a CAGR of more than 28% during the forecast period. The penetration of **3D technology** is on the rise all across the globe, as 3D display panels are being used in several applications such as in mobile handsets, tablet PCs, and in billboards for advertisements. The growing popularity of **3D video** content has led to the emergence of several 3D channels over the past few years. Majority of movies made in Hollywood are in the 3D format, offering a unique experience to consumers. Also, several gaming vendors are developing 3D gaming devices, such as 3D tablet PCs, which uses **autostereoscopic** 3D technology. Moreover, the emergence of ultra-high-definition (UHD) TVs will also positively aid to the demand for **3D displays** which offer multi-view, stereoscopic, and high picture quality.

At present, 3D displays are used in flat panel TVs, portable gaming devices, and advertisement billboards. However, there is a projected increase in 3D display applications in the coming years such as 3D smart displays, mobile handsets, displays used in the healthcare sector, notebooks, monitors, and large-sized displays. Such growing number of 3D display applications will result in the increased penetration of 3D displays and will be a prominent driving factor for the market during the forecast period. Also, several 3D device manufacturers are focusing to offer consumers with products that have extra features, such as direct-lit LED backlights, ultra-slim form factors, and flexible and curved displays, to add value to their products.

Competitive landscape and key vendors

Intense competition prevails in this market owing to the presence of a large number of vendors. Majority of the 3D TV manufacturers are located in APAC, which makes it one of the most potential regions in the global market. The market is going through high level of vertical integration among vendors which has led to the agile production line and faster development of 3D displays. Vendors in the market are also focusing to establish partnerships with their customers to sustain competition in the market. Such growing partnerships with the customers

will lead to rapid innovations in the 3D display market.

Leading vendors in the market are -

- LG Display
- Panasonic
- Samsung
- Toshiba
- AU Optronics

Other prominent vendors in the 3D display market include Innolux, HannStar Display, Universal Display, and ViewSonic.

Application-based segmentation and analysis of the 3D display market

- TVs
- HMDs
- Smartphones

The TVs segment accounted for around 72% of the total market share in 2015 and will continue to be the major revenue contributor to the market during the forecast period. The introduction of autostereoscopic technology will be a major driving factor for the 3D TVs segment, as it eliminates the usage of glasses for 3D content. Active shutter and polarized passive 3D technologies are the most common 3D technologies used in 3D TVs. The launch of 3D flexible TVs by vendors such as LG and Samsung will further augment the growth prospects for this segment during the forecast period.

Geographical segmentation and analysis of the 3D display market

- Americas
- APAC
- EMEA

In 2015, APAC dominated the global market for 3D displays and occupied around 85% of the total market revenue. APAC is a hub for different manufacturers such as those of 3D flat panel TVs, mobile handsets, tablet PCs, and portable gaming devices, which has resulted in the highest revenue contribution from this region. Also, the significant presence of 3D TV and 3D-enabled smartphone manufacturers has led to the region's domination in the global market. Factors such as the growth in number of manufacturing facilities and the availability of low-cost labor will further contribute to the market growth in APAC over the next four years.

Key questions answered in the report include

- What will the market size and the growth rate be in 2020?
- What are the key factors driving the global 3D display market?
- What are the key market trends impacting the growth of the global 3D display market?
- What are the challenges to market growth?
- Who are the key vendors in the global 3D display market?
- What are the market opportunities and threats faced by the vendors in the global 3D display market?
- Trending factors influencing the market shares of the Americas, APAC, and EMEA.
- What are the key outcomes of the five forces analysis of the global 3D display market?

Technavio also offers customization on reports based on specific client requirement.

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- Global Large-Area LCD Display Market 2016-2020
- Global Head-mounted Display Market 2016-2020
- Global 4K2K TV Market 2016-2020